Income Taxes (Schedule of Applicable Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective tax rate for continuing operations	(5.00%)	(0.20%)	(37.00%)
TTB [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	15.00%	15.00%	15.00%
BSST [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations		15.00%	15.00%
Yanyu [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	15.00%	15.00%	15.00%
Tranhold [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	25.00%	25.00%	25.00%
TTA [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	25.00%	25.00%	25.00%
Baoding [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	25.00%	15.00%	15.00%
Yuanjie [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	15.00%	15.00%	15.00%
Buerjin [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	25.00%	25.00%	25.00%
Xushui [Member]
Income Taxes [Line Items]
Effective tax rate for continuing operations	25.00%	25.00%	25.00%